PROVISIONS, CONTINGENCIES AND COMMITMENTS - Environmental Liabilities (Details) m³ in Thousands, $ in Millions		12 Months Ended
	Feb. 02, 2018 USD ($)	Dec. 31, 2018 USD ($) m³	Dec. 31, 2007 ha	Nov. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of other provisions [line items]
Provisions		$ 2,534			$ 2,022	$ 1,947
Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions		1,228			815	745
Other environment related provision [member] | Taranto Site
Disclosure of other provisions [line items]
Provisions		309
Air Compliance Issues | ArcelorMittal Monessen
Disclosure of other provisions [line items]
Damages sought, penalties accrued							$ 1
Payments for settlements	$ 2
Provision for Implementation of Measures in Relation to Historical Pollution of Soil and Groundwater | Taranto Site
Disclosure of other provisions [line items]
Provisions		214
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions		141			$ 40	$ 43
Total Europe | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions		930
United States | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions		132
Expected provision payment		15
United States | Removal and Disposal of Asbestos-Containing Materials and Polychlorinated Biphenyls
Disclosure of other provisions [line items]
Provisions		33
Expected provision payment		2
United States | Sediment Assessment and Remediation
Disclosure of other provisions [line items]
Provisions		7
United States | RCRA Corrective Action
Disclosure of other provisions [line items]
Provisions		5
United States | Anticipated Remediation and Post-Remediation Activities
Disclosure of other provisions [line items]
Provisions		29
United States | Provision for Treatment of Acid Mine Drainage
Disclosure of other provisions [line items]
Provisions		32
Estimated financial effect of contingent assets		45
United States | Provisions Related To Clean Air Act’s Prevention Of Significant Deterioration
Disclosure of other provisions [line items]
Provisions		7
South Africa | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions		$ 135
Term of environmental provisions		18 years
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Pretoria Works Site
Disclosure of other provisions [line items]
Provisions		$ 37
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vanderbijlpark Works Site
Disclosure of other provisions [line items]
Provisions		19
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Newcastle Works Site
Disclosure of other provisions [line items]
Provisions		20
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Thabazimbi Mine
Disclosure of other provisions [line items]
Provisions		51
Environmental trust investments acquired				$ 22
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vereeniging Site
Disclosure of other provisions [line items]
Provisions		8
Canada | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions		31
Canada | Remediating Toxic Sediment
Disclosure of other provisions [line items]
Provisions		27
Expected provision payment		5
Canada | Sludge Removal at Contrecoeur
Disclosure of other provisions [line items]
Provisions		4
France | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions		74
Belgium | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions		229
Luxembourg | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions		$ 47
Area of land sold | ha			93
Luxembourg | Other environment related provision [member] | Ehlerange Site
Disclosure of other provisions [line items]
Volume of materials to be moved to other sites | m³		400
Luxembourg | Other environment related provision [member] | Differdange Site
Disclosure of other provisions [line items]
Volume of materials to be moved to other sites | m³		1,300
Luxembourg | ArcelorMittal Luxembourg Various Site Clean Up
Disclosure of other provisions [line items]
Provisions		$ 40
Luxembourg | Historical Landfill Cleanup ArcelorMittal Belval and Differdange
Disclosure of other provisions [line items]
Provisions		7
Poland | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions		25
Germany | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions		25
Italy | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions		523
Spain | Other environment related provision [member]
Disclosure of other provisions [line items]
Provisions		$ 7
Term of environmental provisions		30 years